FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of notes and other explanatory information [Abstract]
Disclosure of how entity manages liquidity risk
The following tables present a maturity analysis based on contractual maturity date, of the Company’s financial liabilities based on expected cash flows. Cash flows from derivatives presented either as derivative assets or liabilities have been included, as the Company manages its derivative contracts on a gross basis. The amounts are the contractual undiscounted cash flows. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate except as otherwise stated:

	Carrying	Contractual	0-12	13-24	25-36	37-48	49-60
As at March 31, 2018	Amount	Cash Flows	Months	Months	Months	Months	Months	Thereafter
Non-derivative financial
liabilities
Accounts payable
and accrued liabilities (1)	$588.4	$588.4	$588.4	$—	$—	$—	$—	$—
Total long-term debt (2)	1,262.9	1,643.5	88.3	262.1	91.6	212.2	75.8	913.5
Other non-current liabilities (3)	167.5	422.7	—	18.8	18.6	43.0	30.9	311.4
	$2,018.8	$2,654.6	$676.7	$280.9	$110.2	$255.2	$106.7	$1,224.9
Derivative financial
instruments
Forward foreign
currency contracts (4)	$10.8
Outflow		$1,351.4	$1,146.5	$162.0	$22.4	$12.8	$6.7	$1.0
Inflow		(1,339.0)	(1,136.7)	(160.2)	(22.1)	(12.5)	(6.4)	(1.1)
Swap derivatives on total
long-term debt (5)	(10.7)	(12.7)	(2.2)	(1.8)	(1.8)	(1.8)	(1.7)	(3.4)
Embedded foreign currency
derivatives (6)	(0.9)	(0.9)	(0.9)	—	—	—	—	—
Equity swap agreement	(1.5)	(1.5)	(1.5)	—	—	—	—	—
	$(2.3)	$(2.7)	$5.2	$—	$(1.5)	$(1.5)	$(1.4)	$(3.5)
	$2,016.5	$2,651.9	$681.9	$280.9	$108.7	$253.7	$105.3	$1,221.4

	Carrying	Contractual	0-12	13-24	25-36	37-48	49-60
As at March 31, 2017	Amount	Cash Flows	Months	Months	Months	Months	Months	Thereafter
Non-derivative financial
liabilities
Accounts payable and
accrued liabilities (1)	$615.0	$615.0	$615.0	$—	$—	$—	$—	$—
Total long-term debt (2)	1,258.2	1,683.1	99.3	79.8	258.2	85.7	215.4	944.7
Other non-current liabilities (3)	146.6	393.3	—	19.7	18.2	17.9	26.6	310.9
	$2,019.8	$2,691.4	$714.3	$99.5	$276.4	$103.6	$242.0	$1,255.6
Derivative financial
instruments
Forward foreign
currency contracts (4)	$1.6
Outflow		$1,380.4	$1,140.5	$167.1	$63.9	$8.2	$0.7	$—
Inflow		(1,375.8)	(1,139.3)	(165.7)	(62.2)	(8.1)	(0.5)	—
Swap derivatives on total
long-term debt (5)	(16.0)	(19.0)	(4.1)	(2.6)	(2.1)	(2.1)	(2.1)	(6.0)
Embedded foreign currency
derivatives (6)	(1.8)	(1.8)	(1.5)	(0.3)	—	—	—	—
Equity swap agreement	(3.0)	(3.0)	(3.0)	—	—	—	—	—
	$(19.2)	$(19.2)	$(7.4)	$(1.5)	$(0.4)	$(2.0)	$(1.9)	$(6.0)
	$2,000.6	$2,672.2	$706.9	$98.0	$276.0	$101.6	$240.1	$1,249.6
(1) Includes trade accounts payable, accrued liabilities, interest payable and certain payroll-related liabilities.
(2) Contractual cash flows include contractual interest and principal payments related to debt obligations and excludes transaction costs.
(3) Includes non-current royalty obligations and other non-current liabilities.
(4) Outflows and inflows are presented in CDN equivalent using the contractual forward foreign currency rate and include forward foreign currency contracts either presented as derivative liabilities or derivative assets.
(5) Includes interest rate swap and cross currency swap contracts either presented as derivative liabilities or derivative assets.
(6) Includes embedded foreign currency derivatives either presented as derivative liabilities or derivative assets.

Disclosure of foreign currency risk exposure
The consolidated forward foreign currency contracts outstanding are as follows:

(amounts in millions, except average rate)			2018			2017
	Notional	(1)	Average	Notional	(1)	Average
Currencies (sold/bought)	Amount		Rate	Amount		Rate
USD/CDN
Less than 1 year	$572.2		0.79	$567.7		0.74
Between 1 and 3 years	131.6		0.78	158.5		0.77
Between 3 and 5 years	20.2		0.80	8.6		0.77
CDN/EUR
Less than 1 year	40.1		1.57	33.3		1.45
Between 1 and 3 years	—		—	15.2		1.45
EUR/CDN
Less than 1 year	125.6		0.65	79.7		0.69
Between 1 and 3 years	2.5		0.63	4.9		0.67
Between 3 and 5 years	0.2		0.59	—		—
GBP/CDN
Less than 1 year	72.4		0.56	116.3		0.58
Between 1 and 3 years	19.4		0.57	9.9		0.55
Between 3 and 5 years	—		—	0.1		0.51
CDN/GBP
Less than 1 year	33.4		1.80	25.7		1.73
Between 1 and 3 years	—		—	3.1		1.74
CDN/USD
Less than 1 year	132.3		1.28	130.0		1.32
Between 1 and 3 years	5.8		1.29	8.7		1.33
GBP/USD
Less than 1 year	31.0		0.71	76.8		0.76
Between 1 and 3 years	12.8		0.76	11.1		0.69
Other currencies
Less than 1 year	139.6		—	111.1		—
Between 1 and 3 years	12.3		—	19.6		—
Total	$1,351.4			$1,380.3
(1) Exchange rates as at the end of the respective fiscal years were used to translate amounts in foreign currencies.

Sensitivity analysis for types of market risk
The following table presents the Company’s exposure to foreign currency risk of financial instruments and the pre-tax effects on net income and OCI as a result of a reasonably possible strengthening of 5% in the relevant foreign currency against the Canadian dollar as at March 31. This analysis assumes all other variables remain constant.

	USD		€		GBP
	Net		Net		Net
	Income	OCI	Income	OCI	Income	OCI
2018	$4.6	$(17.3)	$0.6	$(1.6)	$(0.3)	$(1.6)
2017	$(3.3)	$(10.6)	$0.2	$(0.8)	$(0.5)	$(1.7)

Disclosure of letters of credit and guarantees

	2018	2017
Advance payment	$56.7	$64.3
Contract performance	39.6	47.7
Lease obligations	36.2	35.3
Financial obligations	88.7	88.1
Other	2.2	2.8
	$223.4	$238.2